EARNINGS PER ORDINARY SHARE	12 Months Ended
Sep. 30, 2011
EARNINGS PER ORDINARY SHARE
NOTE 24. EARNINGS PER ORDINARY SHARE

	For the years ended September 30,
	2011	2010	2009

Numerator used in basic net income per share:
Net (loss) income	$(1,037,000)	$8,237,000	$5,297,000
Shares (denominator):
Weighted average number of ordinary shares outstanding	14,050,000	11,527,473	10,000,000
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	14,050,000	11,527,473	10,000,000

(Loss) Earnings per ordinary share- basic and diluted	$(0.07)	$0.71	$0.53

As of September 30, 2011, the Company had zero restricted shares and 123,334 outstanding options that could potentially dilute basic income per share in the future, but which were excluded in the computation of diluted income per share in the periods presented, as their effect would have been anti-dilutive since the grant price of these restricted shares and the exercise price of these option were higher than the average market price during period presented.